S000012717 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI® World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%
MSCI® ACWI IMI Core Real Estate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.22%	(1.19%)	2.50%
GLOBAL REAL ESTATE INDEX FUND
Prospectus [Line Items]
Average Annual Return, Percent	2.68%	(0.79%)	2.68%
GLOBAL REAL ESTATE INDEX FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.40%	(1.49%)	1.63%
GLOBAL REAL ESTATE INDEX FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.83%	(0.79%)	1.68%